Nature of Business and Basis of Presentation (Details) $ in Thousands		3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 26, 2023 shares	Oct. 15, 2023 USD ($) state location	Oct. 09, 2022 USD ($)	Oct. 15, 2023 USD ($) segment state location	Oct. 09, 2022 USD ($)	Apr. 30, 2023 USD ($) segment state location	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($)
Accounting Policies [Abstract]
Number of locations | location		14		14		13
Number of states | state		9		9		9
Number of operating segments | segment				1		1
Number of reportable segments | segment				1		1
Credit and debit card receivables		$ 1,417		$ 1,417		$ 1,381	$ 1,374	$ 1,381
Deposits		6,679		6,679		5,453	5,366
Pre-opening expenses		3,026	$ 459	5,304	$ 985	$ 4,935	$ 0	$ 0
Number of shares issued (in shares) | shares	5,000,000
Transaction costs		$ 4,126		4,126
Payments for transaction costs				$ 1,540